CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Operating Leases, Rent Expense	¥ 49,079
Restricted cash			¥ 30,072	¥ 2,350
Shida Ambow
Loss Contingencies [Line Items]
Cash		¥ 27,700
Shida Ambow | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Restricted cash			¥ 27,700